Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Restrictions on Non-Recourse Debt and Security (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jul. 20, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debentures issued	$ 350
Other borrowings	326	$ 0
Borrowings	3,212	3,267
Property, plant and equipment	6,207	6,164		$ 6,578
Bonds issued			$ 345
Non-recourse debt
Disclosure of detailed information about borrowings [line items]
Other borrowings	1,143	1,235
Restricted cash (Note 22)	42	33
Renewable generation facilities
Disclosure of detailed information about borrowings [line items]
Property, plant and equipment	$ 967	$ 1,021